Commitments and contingencies - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023
Loss Contingencies [Line Items]
Percentage of expected recoveries arise from claims under Medicare Secondary Payer Act	93.00%
Cano Health, LLC [Member]
Loss Contingencies [Line Items]
Aggregate principal amount		$ 5.0